Impairment of Non-Current Assetes - Impairment (Charges) Reversals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Period of analyst consensus prices used for economic impairment modeling	4 years
Impairment loss recognised in profit or loss	$ 0	$ 40,050
Reversals of impairment	$ 0	(40,050)
Combined net carrying amount of Manantial Espejo mine and Joaquin and COSE development projects, net of associated closure and decommissioning liabilities		63,600
Combined estimated recoverable amount		$ 23,500
Risk adjusted discount rate		9.75%